Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies
Schedule of assets, liabilities, results of operations and net increase (decrease) in cash and cash equivalents of the VIEs and their subsidiaries included in the Company's consolidated balance sheets and statements of comprehensive income (loss)

	December 31,
	2012	2011
	(In thousands)
Total assets	$133,077	$139,751
Total liabilities	$98,511	$68,882

	Year Ended December 31,
	2012	2011	2010
	(In thousands)
Net revenues	$314,504	$244,274	$231,833
Net loss	$(6,322)	$(1,556)	$(199)

	Year Ended December 31,
	2012	2011	2010
Net increase in cash and cash equivalents	2,285	13,960	19,099